MERRILL LYNCH
GLOBAL
ALLOCATION
FUND, INC.





FUND LOGO






Quarterly Report

January 31, 1996





This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.












Merrill Lynch
Global Allocation
Fund, Inc.
Box 9011
Princeton, NJ





MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.

Summary of
Fund's Overall
Asset Mix
As of 1/31/96
                                                            Percent of Fund's Portfolio      Reference Portfolio
                                                            1/31/96            10/31/95           Percentages
North & South American Equities                               17.5%               *18.7%             *36.0%
European Equities                                              9.0                  9.0                9.6
Pacific Basin Equities                                         5.0                  5.5               14.4
Total Equities                                                31.5                 33.2               60.0
US Dollar Denominated Fixed-Income Securities                 32.6                 33.1               24.0
  US Issuers                                                  18.5                 19.7                --
  Non-US Issuers                                              14.1                 13.4                --
Non-US Dollar Denominated Fixed-Income Securities             18.3                 22.0               16.0
Total Fixed-Income Securities                                 50.9++               55.1++             40.0

Cash & Cash Equivalents                                       17.6                 11.7                --

 *Includes value of Stock Index Futures.
++Includes Preferred Stock.



Officers and
Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
Edward H. Meyer, Director
Charles C. Reilly, Director
Richard R. West, Director
Edward D. Zinbarg, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Bryan N. Ison, Vice President and Portfolio Manager
Gerald M. Richard, Treasurer
Michael J. Hennewinkel, Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863




DEAR SHAREHOLDER

During the quarter ended January 31,
1996, slowing economies supported
strong bond markets in the United States and Europe. In turn, the bond market rallies led to higher stock prices, espe-cially in the United States, continuing a trend that prevailed throughout 1995.
Merrill Lynch Global Allocation Fund,
Inc.'s underweighting in US stocks detrac-ted from its performance throughout
1995 and into early 1996. We believe
that a continued underweighting in US
stocks is appropriate, given the histori-cally high valuation levels of the US stock market. We are also concerned about the outlook for corporate profits, given the recent indications of a slow-ing US economy.

The Fund's fixed-income investments
continued to make a strongly positive
contribution to performance. Returns
from Latin American debt denominated
in US dollars and European government
bonds were especially rewarding. Inves-
tor perceptions of Latin America have
improved dramatically since the first
half of 1995. Evidence of this improved
investor outlook is Mexico's renewed
ability to borrow in the global financial markets at attractive rates, as seen in the United Mexican States' issue of US $1.0 billion at 9.75% in January of 1996. The economic news in Argentina has been even better than in Mexico.
Deposits in the Argentine banking
system had fallen precipitously following
Mexico's devaluation of the peso in
December 1994. Recently, deposits have
recovered back to the levels experienced prior to the Mexican currency crisis.

In Europe, fixed-income markets rallied
strongly in the January quarter, con-
tinuing their strong performances of
1995. Growth in Germany and France,
Europe's core economies, has slowed
dramatically. In response, European
central banks steadily lowered short-
term interest rates throughout 1995
and into early 1996.

Portfolio Matters
The most significant shift in the Fund's asset allocation during the January quar-ter was the increase in cash reserves from 11.7% of net assets to over 17.6%.
This was the result of both the liquida-tion of securities and a decision to allow the cash position to rise as shareholder net subscriptions came into the Fund.

During the January quarter, the Fund
reduced positions in both fixed-income
securities and equities. The Fund's
overall fixed-income exposure decreased
to 50.9% from 55.1% at the previous
quarter-end. The largest reduction was
in the European fixed-income sector,
where the Fund took profits and
decreased the extent of its overweight-
ing relative to the Reference Portfolio
(see page 1 of this report to share-
holders for its components). Fixed-
income prices rose and yields fell
throughout most of the quarter in
France, the United Kingdom and Ger-
many, which were the three countries
that accounted for most of the reduc-
tion in the Fund's European fixed-
income exposure. Near quarter-end,
these markets began a price decline
which extended into February and
moved yields to more attractive levels.
In our opinion, softness in European
economies has left room for further
central bank interest rate reductions,
which could support European fixed-
income markets. The Fund continued
to reduce its exposure to US equities as the market moved to record high prices.
With valuation levels expensive and
profit growth expectations deterio-
rating, the risk level in the US stock
market has increased, in our opinion.

Investors generally appear to expect
that stock and bond investments will
be as rewarding in the new year as they
were in 1995. In our view, such expecta-tions may prove to be overly optimistic, given the exceptionally high equity and fixed-income investment returns of 1995.
Looking ahead, we anticipate that invest-ment results are likely to be less robust in 1996, and therefore believe it is appropriate to have increased the
Fund's cash reserves.

The Fund maintained its substantial
currency overweighting in US and Cana-
dian dollars, compared to the Reference
Portfolio's 60% exposure. At January
quarter-end, the Fund held 88% in the
US and Canadian currencies, including
dollar-denominated assets and non-
dollar denominated assets that were
hedged back into US dollars. All of the
major foreign currencies moved lower
relative to the US dollar during the
quarter. With the dollar still inexpen-
sive compared to its purchasing power,
and given our expectation of lower
interest rates in Europe, we believe a
cautious approach to foreign currency
risk is still warranted.

Fund's Risk-Adjusted Performance
Highlighted
We are pleased to report to shareholders that Merrill Lynch Global Allocation
Fund, Inc.'s Class A and Class B Shares
were cited as among the "Best Funds
for the Long Haul" and rated #2 and
#23, respectively, among 669 interna-
tional/global equity funds, based on
their overall performance indexes
(OPIs) of 78.4 and 64.6, respectively, as computed by Kanon Bloch Carre, and reported in the January 29, 1996 issue of US News & World Report. The OPI measures the risk-adjusted relative per-formance of funds for the past one-, three-, five- and ten-year periods ended
December 31, 1995, and the ratings
cited are based on unrounded overall
OPIs. In order to qualify for the US News
& World Report rating, a fund had to be
at least three years old on December 31, 1995, with assets of $25 million or more on November 30; sector funds were excluded. The OPI also takes into account:

* A fund's performance during down
markets (using the 1990 bear market
and 1994 downturn).

* Downside volatility (for the six-year
period ended December 31, 1995).

* Overall volatility (measured by calcu-lating the monthly average of a fund's total return for the three years ended
December 31, 1995 and calculating how
much the actual month-by-month return
varied from that average).

* Expense ratio.

The results shown in the article for
Merrill Lynch Global Allocation Fund, Inc.
do not reflect the relevant sales charges, and would be lower if sales charges were included. Ratings were not pro-vided for the Fund's Class C and Class D
Shares. For complete performance
information for all classes of shares,
including average annual total returns,
see pages 4--6 of this report to share-
holders. Past performance is not indica-tive of future results.

In Conclusion
On March 1, 1996, Merrill Lynch Global
Allocation Fund, Inc. acquired substan-
tially all of the assets and liabilities of Merrill Lynch Balanced Fund for Invest-ment and Retirement, Inc., in exchange for which Merrill Lynch Balanced Fund shareholders will receive newly issued shares of Merrill Lynch Global Alloca-tion Fund, Inc. This process was a smooth one, and we welcome the Fund's newest shareholders.

Sincerely,




(Arthur Zeikel)
Arthur Zeikel
President




(Bryan N. Ison)
Bryan N. Ison
Vice President and Portfolio Manager


March 8, 1996



When the Fund was originally organized,
as a non-fundamental policy the Fund was restricted from investing in companies whose assets were located primarily in the Republic of South Africa. As a result of recent economic, social and political developments in South Africa, the Board of Directors of the Fund has since determined to lift the restriction and permit the Fund to make investments in South Africa.




PERFORMANCE DATA

About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automati-cally convert to Class D Shares after approximately 8 years.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distri-bution fee).

None of the past results shown should be considered a repre-sentation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




PERFORMANCE DATA (continued)

Average Annual
Total Return

                                           % Return Without      % Return With
                                             Sales Charge         Sales Charge**

Class A Shares*

Year Ended 12/31/95                             +23.72%             +17.22%
Five Years Ended 12/31/95                       +16.21              +14.96
Inception (2/3/89) through 12/31/95             +14.02              +13.13

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                               % Return             % Return
                                             Without CDSC          With CDSC**

Class B Shares*

Year Ended 12/31/95                             +22.39%             +18.39%
Five Years Ended 12/31/95                       +15.03              +15.03
Inception (2/3/89) through 12/31/95             +12.86              +12.86

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                               % Return             % Return
                                             Without CDSC          With CDSC**

Class C Shares*

Year Ended 12/31/95                             +22.38%             +21.38%
Inception (10/21/94) through 12/31/95           +15.86              +15.86

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                           % Return Without      % Return With
                                             Sales Charge         Sales Charge**

Class D Shares*

Year Ended 12/31/95                             +23.29%             +16.82%
Inception (10/21/94) through 12/31/95           +16.81              +11.65

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Performance
Summary--
Class A Shares
                                       Net Asset Value                Capital Gains
Period Covered                   Beginning           Ending            Distributed            Dividends Paid*            % Change**
2/3/89--12/31/89                  $10.00             $10.76               $0.199                  $0.484                  +14.64%
1990                               10.76               9.89                0.237                   0.854                  + 1.88
1991                                9.89              11.05                0.196                   1.409                  +28.75
1992                               11.05              11.53                0.038                   0.816                  +12.19
1993                               11.53              13.23                0.194                   0.508                  +21.01
1994                               13.23              12.23                0.140                   0.605                  - 2.00
1995                               12.23              13.88                0.341                   0.872                  +23.72
1/1/96--1/31/96                    13.88              14.23                 --                      --                    + 2.52
                                                                          ------                  ------
                                                                    Total $1.345            Total $5.548

                                                                                  Cumulative total return as of 1/31/96: +153.76%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.


Performance
Summary--
Class B Shares
                                       Net Asset Value                Capital Gains
Period Covered                   Beginning           Ending            Distributed            Dividends Paid*            % Change**
2/3/89--12/31/89                  $10.00             $10.75               $0.199                  $0.392                  +13.58%
1990                               10.75               9.88                0.237                   0.741                  + 0.84
1991                                9.88              11.03                0.196                   1.300                  +27.47
1992                               11.03              11.47                0.038                   0.731                  +11.06
1993                               11.47              13.11                0.194                   0.409                  +19.69
1994                               13.11              12.12                0.140                   0.479                  - 2.89
1995                               12.12              13.73                0.341                   0.735                  +22.39
1/1/96--1/31/96                    13.73              14.06                 --                      --                    + 2.40
                                                                          ------                  ------
                                                                    Total $1.345            Total $4.787

                                                                                  Cumulative total return as of 1/31/96: +136.20%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance
Summary--
Class C Shares
                                       Net Asset Value                Capital Gains
Period Covered                   Beginning           Ending            Distributed            Dividends Paid*            % Change**
10/21/94--12/31/94                $12.91             $12.07               $0.140                  $0.368                  - 2.58%
1995                               12.07              13.63                0.341                   0.771                  +22.38
1/1/96--1/31/96                    13.63              13.96                 --                      --                    + 2.42
                                                                          ------                  ------
                                                                    Total $0.481            Total $1.139

                                                                                   Cumulative total return as of 1/31/96: +22.12%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)


Performance
Summary--
Class D Shares
                                       Net Asset Value                Capital Gains
Period Covered                   Beginning           Ending            Distributed            Dividends Paid*            % Change**
10/21/94--12/31/94                $13.07             $12.24               $0.140                  $0.383                  - 2.35%
1995                               12.24              13.87                0.341                   0.845                  +23.29
1/1/96--1/31/96                    13.87              14.22                 --                      --                    + 2.52
                                                                          ------                  ------
                                                                    Total $0.481            Total $1.228

                                                                                   Cumulative total return as of 1/31/96: +23.43%**

 *Figures may include short-term capital gains distributions. **Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date, and do not include sales charge; results would be lower if sales charge was included.



Recent
Performance
Results
                                                                       Net Asset Value                        Total Return
                                                             1/31/96      10/31/95       1/31/95        12-Month          3-Month
ML Global Allocation Fund, Inc. Class A Shares*               $14.23        $14.21        $12.35       +25.60%(1)        + 7.82%(2)
ML Global Allocation Fund, Inc. Class B Shares*                14.06         14.01         12.22       +24.30(3)         + 7.56(4)
ML Global Allocation Fund, Inc. Class C Shares*                13.96         13.94         12.18       +24.21(5)         + 7.52(6)
ML Global Allocation Fund, Inc. Class D Shares*                14.22         14.19         12.35       +25.27(7)         + 7.78(8)
US Stocks: Standard & Poor's 500 Index**                                                               +38.63            +10.01
Non-US Stocks: Financial Times/Standard & Poor's--
Actuaries World Index***                                                                               +16.45            + 8.04
US Bonds: ML Government Index GA05****                                                                 +15.97            + 3.61
Non-US Bonds: Salomon Brothers World Government Bond Index*****                                        +14.41            - 0.50


    *Investment results shown do not reflect sales charges;
     results shown would be lower if a sales charge was included.
   **An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates.
  ***An unmanaged capitalization-weighted index comprised of over 1,800 companies in 24 countries, excluding the United States.
 ****An unmanaged index designed to track the total return
     of the current coupon five-year US Treasury bond. *****An unmanaged market capitalization-weighted index tracking 10 government bond indexes, excluding the United States.
  (1)Percent change includes reinvestment of $0.872 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (2)Percent change includes reinvestment of $0.705 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (3)Percent change includes reinvestment of $0.735 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (4)Percent change includes reinvestment of $0.628 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (5)Percent change includes reinvestment of $0.771 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (6)Percent change includes reinvestment of $0.646 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (7)Percent change includes reinvestment of $0.845 per share ordinary income dividends and $0.341 per share capital gains distributions.
  (8)Percent change includes reinvestment of $0.689 per share ordinary income dividends and $0.341 per share capital gains distributions.



Portfolio
Abbreviations

To simplify the currency denominations of Merrill Lynch Global Allocation Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the currencies according to the list at right.



CAD    Canadian Dollar
CHF    Swiss Franc
DEM    German Deutschemark
DKR    Danish Kroner
ECU    European Currency Unit
ESP    Spanish Peseta
FRF    French Franc
GBP    Great Britain Pound
ITL    Italian Lira
JPY    Japanese Yen
MXN    Mexican Peso
NLG    Netherlands Guilder
NOK    Norwegian Krone
NZD    New Zealand Dollar
USD    United States Dollar



SCHEDULE OF INVESTMENTS                                                                                             (in US dollars)
                                       Shares                                                                            Percent of
COUNTRY     Industries                   Held           Common Stocks                            Cost             Value  Net Assets
Australia   Banking                 2,645,800      Westpac Banking Corp.                   $    5,614,396    $   12,658,997    0.1%

            Food                    7,916,000      Goodman Fielder Wattie Ltd.                  8,324,587         7,951,899    0.1

            Insurance               1,614,135      GIO Australia Holdings, Ltd.                 2,786,182         4,083,665    0.0

            Multi-Industry          1,500,000      Pacific Dunlop, Ltd.                         4,092,789         3,750,264    0.0

            Tobacco                 2,099,800      Rothmans Holdings, Ltd.                      7,893,919         8,984,152    0.1
                                    1,242,300      WD & HO Wills Holdings, Ltd.                 1,389,502         2,107,622    0.0
                                                                                           --------------    --------------  ------
                                                                                                9,283,421        11,091,774    0.1

                                                   Total Common Stocks in Australia            30,101,375        39,536,599    0.3


Canada      Beverage                1,500,000      Cott Corp. (USD)                            12,437,008         9,937,500    0.1

            Metals--Non-Ferrous       100,000      Inco Ltd. (USD)                              2,132,000         3,500,000    0.0

            Natural Resources         300,000      Canadian Pacific, Ltd. (USD)                 3,503,161         5,850,000    0.1
                                      440,000      Horsham Corp. (USD)                          3,550,742         5,995,000    0.1
                                                                                           --------------    --------------  ------
                                                                                                7,053,903        11,845,000    0.2

            Oil & Related             353,000      International Petroleum Corp. (USD)          1,000,196           661,875    0.0

            Telecommunications        100,000      BCE Telecommunications, Inc. (USD)           3,375,484         3,612,500    0.0

            Transport Road/Rail       148,800      Canadian National Railway Company (USD)      1,785,600         2,622,600    0.0

                                                   Total Common Stocks in Canada               27,784,191        32,179,475    0.3



SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                                       Shares                                                                            Percent of
COUNTRY     Industries                   Held           Common Stocks                            Cost             Value  Net Assets
Denmark     Banking                    53,500      Unidanmark A/S                          $    1,870,730    $    2,739,542    0.0%

            Telecommunications        167,700      Tele Danmark A/S                             8,888,675         9,256,830    0.1

                                                   Total Common Stocks in Denmark              10,759,405        11,996,372    0.1


Finland     Banking                 2,881,915      Unitas Bank Ltd.                             8,797,703         7,531,853    0.1

            Machinery &               146,200      Rauma OY                                     2,638,513         2,761,338    0.0
            Equipment

            Metals                    432,500      Outokumpu OY                                 5,980,994         6,554,038    0.1

            Paper & Forest          1,500,000      Enso-Gutzeit OY                             12,019,454         9,388,795    0.1
            Products                  443,000      Kymmene OY                                  12,741,476        10,750,774    0.1
                                      539,650      Metsa-Serla OY                              22,185,795        14,814,805    0.2
                                      730,700      Repola OY 'S'                               10,805,943        12,677,684    0.1
                                                                                           --------------    --------------  ------
                                                                                               57,752,668        47,632,058    0.5

            Telecommunications        250,000      Nokia Corp. (ADR)++ (USD)                    8,152,500         9,343,750    0.1
            Equipment                 186,360      Nokia OY                                     8,998,615         7,264,819    0.1
                                                                                           --------------    --------------  ------
                                                                                               17,151,115        16,608,569    0.2

                                                   Total Common Stocks in Finland              92,320,993        81,087,856    0.9


France      Automobiles               103,270      Peugeot S.A.                                13,810,642        15,080,339    0.2

            Banking                   215,600      Compagnie de Suez S.A.                       8,482,839         8,309,838    0.1
                                      155,000      Compagnie Financiere de Paribas              8,115,596         8,155,659    0.1
                                       66,386      Societe Generale                             7,515,928         7,796,970    0.1
                                                                                           --------------    --------------  ------
                                                                                               24,114,363        24,262,467    0.3

            Industrial                113,700      Alcatel Alsthom Cie Generale
                                                   d'Electricite S.A.                          10,964,472        10,380,472    0.1
                                       70,300      Compagnie de Saint-Gobain S.A.               8,189,990         8,793,348    0.1
                                      109,700      Elf Aquitaine (Elf) S.A.                     7,494,754         8,205,060    0.1
                                                                                           --------------    --------------  ------
                                                                                               26,649,216        27,378,880    0.3

            Insurance                 243,475      Assurances Generales de France S.A.
                                                   (AGF)                                        6,658,680         6,905,909    0.1

            Metals/Steel              565,700      Usinor-Sacilor                              10,184,315         8,294,039    0.1

            Multi-Industry             33,455      EuraFrance S.A.                              9,052,946        11,984,268    0.1

                                                   Total Common Stocks in France               90,470,162        93,905,902    1.1


Germany     Banking                    55,680      Bayerische Vereinsbank AG                    1,339,965         1,680,016    0.0
                                      113,150      Deutsche Bank AG                             5,493,743         5,649,516    0.1
                                       79,063      Deutsche Bank AG (Warrants) (a)              1,300,792         1,461,080    0.0
                                                                                           --------------    --------------  ------
                                                                                                8,134,500         8,790,612    0.1

            Capital Goods             369,636      Kloeckner Werke AG                          17,229,762        14,282,689    0.2
            Chemicals                  32,000      Bayer AG                                     7,646,190         9,569,249    0.1
                                       20,395      Hoechst AG                                   5,319,071         6,023,522    0.1
                                                                                           --------------    --------------  ------
                                                                                               12,965,261        15,592,771    0.2

            Machinery & Equipment      36,579      Mannesmann AG                                9,993,612        12,696,091    0.1

            Utilities--Electric       285,250      Veba Vereinigte Elektriz                    10,750,809        12,695,456    0.1

                                                   Total Common Stocks in Germany              59,073,944        64,057,619    0.7


Hong Kong   Multi-Industry          1,747,500      Hutchison Whampoa Limited                    9,277,911        11,357,823    0.1

                                                   Total Common Stocks in Hong Kong             9,277,911        11,357,823    0.1


Indonesia   Paper & Pulp            2,597,600      Asia Pacific Resources International
                                                   Holdings Ltd. (USD)                         17,989,368        11,689,200    0.1
                                    1,715,000      Asia Pulp & Paper Company Ltd.
                                                   (ADR)++ (USD)                               19,722,500        16,721,250    0.2
                                                                                           --------------    --------------  ------
                                                                                               37,711,868        28,410,450    0.3

                                                   Total Common Stocks in Indonesia            37,711,868        28,410,450    0.3


Ireland     Packaging &             1,179,300      Jefferson Smurfit Group PLC                  3,583,738         2,779,740    0.0
            Containers
                                                   Total Common Stocks in Ireland               3,583,738         2,779,740    0.0


Italy       Automobiles             4,400,000      Fiat S.p.A.                                 13,202,205        14,782,068    0.2

            Banking                 1,733,400      Istituto Mobiliare Italiano S.p.A.
                                                   (Ordinary)                                   9,714,574        11,853,740    0.1

            Building &              1,922,200      Filippo Fochi S.p.A.                         6,101,165           458,681    0.0
            Construction

            Multi-Industry          9,117,595      Compagnie Industriali Riunite S.p.A.
                                                   (CIR)                                        7,816,550         5,192,976    0.0
                                   17,600,000      MontEdison S.p.A.                           10,800,250        11,140,430    0.1
                                                                                           --------------    --------------  ------
                                                                                               18,616,800        16,333,406    0.1

            Telecommunications      3,000,000      Societa Finanziaria Telefonica
                                                   S.p.A. (STET)                                4,365,656         9,400,491    0.1
                                    8,666,863      Societa Finanziaria Telefonica
                                                   S.p.A. (STET) RISP                          16,268,796        19,511,014    0.2
                                    3,958,000      Societa Italiana Esercizio Telecom
                                                   S.p.A. (S.I.P.)                              1,927,558         6,710,707    0.1
                                    3,958,000      Telecom Italia Mobile                        1,395,818         7,108,379    0.1
                                                                                           --------------    --------------  ------
                                                                                               23,957,828        42,730,591    0.5

                                                   Total Common Stocks in Italy                71,592,572        86,158,486    0.9


Japan       Automobiles &
            Equipment               2,042,000      Suzuki Motor Corp.                          18,995,725        24,834,877    0.2
            Beverage                1,017,000      Chukyo Coca-Cola Bottling Co., Ltd.         12,207,036        10,941,622    0.1
                                      565,000      Hokkaido Coca-Cola Bottling Co., Ltd.        7,764,597         6,765,834    0.1
                                      690,000      Kinki Coca-Cola Bottling Co., Ltd.          10,868,372        10,457,480    0.1
                                    1,041,000      Mikuni Coca-Cola Bottling Co., Ltd.         14,998,840        14,121,527    0.2
                                      904,000      Sanyo Coca-Cola Bottling Co., Ltd.          13,028,710        13,277,949    0.1
                                                                                           --------------    --------------  ------
                                                                                               58,867,555        55,564,412    0.6

            Capital Goods           3,808,000      Mitsubishi Heavy Industries, Ltd.           23,136,107        30,245,973    0.3

            Electrical                453,000      Chudenko Corp.                              14,271,558        15,934,886    0.2
            Construction              650,000      Kinden Corporation                          13,009,801        11,249,883    0.1
                                       31,000      Taihei Dengyo Kaisha Ltd.                      638,911           469,829    0.0
                                                                                           --------------    --------------  ------
                                                                                               27,920,270        27,654,598    0.3

            Electrical                578,000      Murata Manufacturing Co., Ltd.              18,778,882        20,061,559    0.2
            Equipment

            Insurance               2,345,000      Dai-Tokyo Fire & Marine Insurance
                                                   Co., Ltd.                                   15,209,869        16,782,908    0.2
                                      665,000      Fuji Fire & Marine Insurance Co., Ltd.       3,727,641         3,421,742    0.0
                                    2,384,000      Koa Fire & Marine Insurance Co., Ltd.       13,551,678        14,229,507    0.2
                                      620,000      Mitsui Marine & Fire Insurance Co.,
                                                   Ltd.                                         5,004,638         4,570,680    0.1
                                    1,669,000      Nichido Fire & Marine Insurance Co.,
                                                   Ltd.                                        10,892,520        13,131,528    0.1
                                    1,351,000      Nippon Fire & Marine Insurance Co.,
                                                   Ltd.                                         6,970,280         8,531,434    0.1
                                    2,408,000      Sumitomo Marine & Fire Insurance Co.,
                                                   Ltd.                                        18,939,904        20,297,577    0.2
                                    2,075,000      Tokio Marine & Fire Insurance Co.,
                                                   Ltd.                                        22,188,264        26,012,723    0.3
                                    1,130,000      Yasuda Fire & Marine Insurance Co.,
                                                   Ltd.                                         8,101,705         8,182,431    0.1
                                                                                           --------------    --------------  ------
                                                                                              104,586,499       115,160,530    1.3




SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                                       Shares                                                                            Percent of
COUNTRY     Industries                   Held           Common Stocks                            Cost             Value  Net Assets
Japan       Office Equipment        1,407,000      Canon, Inc.                             $   19,624,604    $   26,589,391    0.3%
(concluded)
            Packaging                 901,000      Toyo Seikan Kaisha, Ltd.                    23,045,380        28,575,077    0.3
            & Containers

            Pharmaceuticals         1,061,000      Sankyo Pharmaceuticals Co., Ltd.            23,391,365        25,113,013    0.3
                                      384,000      Taisho Pharmaceuticals Co.                   7,984,458         7,508,280    0.1
                                                                                           --------------    --------------  ------
                                                                                               31,375,823        32,621,293    0.4

            Restaurants               324,000      Mos Food Services, Inc.                      8,807,909         7,699,130    0.1
                                      270,000      Ohsho Food Service Corp.                     6,049,787         5,203,480    0.0
                                                                                           --------------    --------------  ------
                                                                                               14,857,696        12,902,610    0.1

            Retail Stores             448,000      Ito Yokado Co., Ltd.                        20,618,869        25,524,558    0.3
                                      100,000      Sangetsu Co., Ltd.                           3,160,832         2,385,630    0.0
                                                                                           --------------    --------------  ------
                                                                                               23,779,701        27,910,188    0.3

            Steel                     250,000      Maruichi Steel Tube Ltd.                     4,805,476         4,724,483    0.0

                                                   Total Common Stocks in Japan               369,773,718       406,844,991    4.3


Mexico      Foods                     700,000      Grupo Industrial Maseca (ADR)++ (USD)        7,969,925         7,612,500    0.1

                                                   Total Common Stocks in Mexico                7,969,925         7,612,500    0.1


Nether-     Airlines                  156,260      KLM Royal Dutch Airlines N.V.                4,486,455         4,803,093    0.1
lands
            Banking                   559,850      ABN AMRO Holdings N.V.                      18,715,003        24,602,882    0.3

            Chemicals                 303,270      European Vinyls Corp. International
                                                   N.V.                                        12,055,364         8,557,177    0.1

            Electronics               422,230      Philips Electronics N.V.                    14,534,149        16,856,754    0.2

            Insurance                 325,000      Aegon N.V.                                   7,013,035        13,345,741    0.1
                                      273,600      Amev N.V.                                   11,191,551        17,624,590    0.2
                                      706,615      Internationale Nederlanden Groep N.V.       27,430,540        46,112,175    0.5
                                                                                           --------------    --------------  ------
                                                                                               45,635,126        77,082,506    0.8

            Miscellaneous--            10,000      Nijverdal Ten Cate N.V.                        501,699           448,460    0.0
            Manufacturing

            Telecommunications        498,000      Koninklijke PTT Nederland N.V.              17,932,150        19,134,298    0.2

                                                   Total Common Stocks in the Netherlands     113,859,946       151,485,170    1.7


Norway      Banking                 4,785,400      Christiania Bank Og Kreditkasse             10,697,335        11,460,628    0.1

            Energy &                  193,100      Norsk Hydro A.S.                             8,087,966         7,944,794    0.1
            Petroleum

                                                   Total Common Stocks in Norway               18,785,301        19,405,422    0.2


Spain       Banking                   326,000      Argentaria S.A.                             12,974,203        13,672,142    0.1
                                      587,481      Banco de Santander S.A. (Ordinary)          21,323,786        28,245,180    0.3
                                       61,775      Banco Popular Espanol S.A.                   6,511,311        11,057,636    0.1
                                       83,000      Bank Intercontinental S.A.                   4,607,612         8,735,449    0.1
                                                                                           --------------    --------------  ------
                                                                                               45,416,912        61,710,407    0.6

            Energy & Petroleum        618,500      Repsol S.A.                                 18,566,656        21,501,037    0.2
                                      212,500      Repsol S.A. (ADR)++ (USD)                    6,126,375         7,410,938    0.1
                                                                                           --------------    --------------  ------
                                                                                               24,693,031        28,911,975    0.3

            Insurance                  30,000      Mapfre S.A.                                  1,130,028         1,664,806    0.0
                                       30,000      Mapfre S.A. (Rights) (e)                            --            15,309    0.0
                                                                                           --------------    --------------  ------
                                                                                                1,130,028         1,680,115    0.0

            Manufacturing             189,724      Grupo Fosforera Espanola S.A.                1,650,493           527,936    0.0

            Multi-Industry             45,750      Corporacion Financiera Alba S.A.             1,611,658         2,903,604    0.0

            Real Estate               236,708      Immobiliaria Metropolitana Vasco
                                                   Central S.A.                                 5,888,465         7,643,657    0.1

            Toll Roads                154,000      Autopistas Concesionaria Espanola S.A.       1,363,246         1,608,515    0.0
            Utilities--Electric       100,000      Empresa Nacional de Electricidad S.A.        3,759,956         5,501,515    0.1
                                      591,800      Iberdrola I S.A.                             3,310,030         5,544,291    0.1
                                                                                           --------------    --------------  ------
                                                                                                7,069,986        11,045,806    0.2

                                                   Total Common Stocks in Spain                88,823,819       116,032,015    1.2


Sweden      Appliances                232,464      Electrolux AB 'B' Free                      11,264,721         9,809,738    0.1

            Automotive &              797,500      Volvo AB                                    16,028,098        14,931,661    0.2
            Equipment

            Banking                   965,750      Stadshypotek AB                             14,244,129        18,290,456    0.2

            Electrical                120,000      ASEA AB 'B' Free                             6,532,086        11,389,397    0.1
            Equipment

            Industrial                200,000      SKF AB 'A'                                   3,713,376         3,730,215    0.0
                                      458,500      SKF AB 'B' Free                              8,471,575         8,452,465    0.1
                                                                                           --------------    --------------  ------
                                                                                               12,184,951        12,182,680    0.1

            Metals--Steel             550,800      Avesta Sheffield AB                          5,089,653         4,521,712    0.1

            Multi-Industry            329,530      Svedala Industri AB Free                     7,118,695         8,542,825    0.1

            Paper & Forest            304,950      Mo och Domsjo AB (Class B)                  16,502,175        13,176,011    0.1
            Products                1,110,275      Stora Kopparbergs Bergslags AB              13,078,920        11,912,993    0.1
                                                                                           --------------    --------------  ------
                                                                                               29,581,095        25,089,004    0.2

                                                   Total Common Stocks in Sweden              102,043,428       104,757,473    1.1


Switzer-    Chemicals                  18,880      Ciba-Geigy AG (Registered)                   9,801,834        15,741,134    0.2
land
            Electrical                  9,335      BBC Brown Boveri & Cie (Bearer)              6,132,164        10,760,473    0.1
            Equipment

                                                   Total Common Stocks in Switzerland          15,933,998        26,501,607    0.3


United      Automotive Parts        3,585,200      Turner & Newall PLC                          8,412,215         8,824,253    0.1
Kingdom
            Building &                507,900      CRH PLC                                      1,750,299         3,877,033    0.0
            Construction

            Conglomerates              50,000      Hanson PLC Sponsored (ADR)++ (USD)             947,577           775,000    0.0

            Electrical Equipment    1,413,000      General Electric Co. PLC (Ordinary)          7,075,747         7,745,077    0.1

            Environmental             940,000      Waste Management International PLC
                                                   (ADR)++ (USD)                                9,206,375         9,752,500    0.1

            Food & Beverage         1,360,600      Grand Metropolitan PLC                       8,858,753         9,142,552    0.1
                                       35,000      Grand Metropolitan PLC (ADR)++ (USD)         1,031,100           936,250    0.0
                                      230,300      Tate & Lyle PLC                              1,555,052         1,641,394    0.0
                                                                                           --------------    --------------  ------
                                                                                               11,444,905        11,720,196    0.1

            Industrial--Other       1,148,000      Tomkins PLC                                  3,813,189         4,775,737    0.1

            Insurance                 339,800      Prudential Corp., PLC                        1,639,768         2,211,452    0.0

            Pharmaceuticals           500,000      SmithKline Beecham Corp. PLC (ADR)++
                                                   (USD)                                       13,633,894        28,125,000    0.3
                                       50,000      Zeneca Group PLC                               469,754           973,950    0.0
                                                                                           --------------    --------------  ------
                                                                                               14,103,648        29,098,950    0.3

            Steel                   1,500,000      British Steel PLC                            4,081,599         3,895,800    0.0

            Telecommunications         84,600      Vodafone Group PLC                             307,947           304,035    0.0

                                                   Total Common Stocks in the
                                                   United Kingdom                              62,783,269        82,980,033    0.8



SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                                       Shares                                                                            Percent of
COUNTRY     Industries                   Held           Common Stocks                            Cost           Value    Net Assets
United      Apparel                   860,000      Fruit of the Loom, Inc.                 $   23,555,786    $   21,607,500    0.2%
States                                250,000      Liz Claiborne, Inc.                          5,223,707         6,968,750    0.1
                                                                                           --------------    --------------  ------
                                                                                               28,779,493        28,576,250    0.3

            Automobiles                65,308      Ford Motor Company                           1,000,000         1,934,750    0.0
                                      350,000      General Motors Corp.                        13,282,191        18,418,750    0.2
                                                                                           --------------    --------------  ------
                                                                                               14,282,191        20,353,500    0.2

            Automotive                588,800      Collins & Aikman Group Inc.                  4,337,565         4,048,000    0.0
                                      150,000      Snap-On, Inc.                                4,711,013         6,581,250    0.1
                                                                                           --------------    --------------  ------
                                                                                                9,048,578        10,629,250    0.1

            Banking                         1      BancOne Corp.                                        6                 9    0.0
                                      300,000      Bank of New York                             7,966,376        15,375,000    0.2
                                      319,000      Bankers Trust Co.                            7,620,125         8,134,500    0.1
                                      129,500      Banknorth Group, Inc.                        1,865,422         4,370,625    0.1
                                      200,000      Barnett Banks Inc.                           8,134,897        11,700,000    0.1
                                      400,000      California Federal Bank                      3,469,896         6,250,000    0.1
                                      396,700      Charter One Financial, Inc.                  7,456,798        12,496,050    0.1
                                      700,000      Chemical Banking Corp. (c)                  25,795,309        46,900,000    0.5
                                    1,017,100      City National Corp.                          7,293,719        13,476,575    0.1
                                    1,000,000      Comerica Inc.                               26,977,513        39,625,000    0.4
                                      400,000      CoreStates Financial Corp.                  10,816,733        16,000,000    0.2
                                      450,000      First Chicago NBD Corporation               13,768,555        17,493,750    0.2
                                    1,250,000      First Commerce Corp.                        31,823,468        40,625,000    0.4
                                      707,800      First of America Bank                       25,666,256        30,612,350    0.3
                                    1,406,102      KeyCorp                                     41,572,512        51,674,249    0.6
                                      707,900      Mellon Bank Corp.                           25,343,868        37,518,700    0.4
                                      500,000      Onbancorp, Inc.                             13,615,887        15,812,500    0.2
                                      368,000      Oriental Bank and Trust                      5,050,248         6,302,000    0.1
                                    1,100,000      Republic New York Corp.                     49,526,909        64,075,000    0.7
                                       56,800      Roosevelt Financial Group, Inc.                882,388           979,800    0.0
                                      450,000      Southern National Corp.                      8,670,728        13,106,250    0.1
                                                                                           --------------    --------------  ------
                                                                                              323,317,613       452,527,358    4.9

            Communications            185,700      Comsat Corp.                                 4,308,767         3,481,875    0.0
                                      104,500      GTE Corp.                                    3,514,166         4,807,000    0.1
                                                                                           --------------    --------------  ------
                                                                                                7,822,933         8,288,875    0.1

            Computers                 150,000      Boole & Babbage, Inc.                        1,329,492         3,337,500    0.0
                                      200,000      Borland International Corp.                  1,935,981         3,675,000    0.0
                                    1,100,000      Unisys Corp.                                12,291,367         8,250,000    0.1
                                                                                           --------------    --------------  ------
                                                                                               15,556,840        15,262,500    0.1

            Construction              153,800      Centex Corp.                                 3,880,118         4,960,050    0.1
            & Housing                 500,000      K. Hovnanian Enterprises, Inc.
                                                   (Class A)                                    4,920,209         3,593,750    0.0
                                                                                           --------------    --------------  ------
                                                                                                8,800,327         8,553,800    0.1

            Construction              700,000      TJ International, Inc.                      12,547,379        11,375,000    0.1
            Products

            Energy & Petroleum        163,900      Ashland Coal, Inc.                           4,132,919         3,462,388    0.0
                                       49,500      Cabot Oil & Gas Corp. (Class A)                529,030           822,938    0.0
                                       80,000      Gerrity Oil & Gas Corp.                        856,442           240,000    0.0
                                      130,000      Helmerich & Payne, Inc. (c)                  2,773,423         4,095,000    0.0
                                       46,400      Mitchell Energy Development Corp.
                                                   (Class A)                                      675,717           835,200    0.0
                                      174,350      Mitchell Energy Development Corp.
                                                   (Class B)                                    2,755,451         3,138,300    0.0
                                       50,000      Murphy Oil Corp.                             1,899,720         2,106,250    0.0
                                      106,100      Nuevo Energy Co.                             2,048,791         2,546,400    0.0
                                    1,500,000      Occidental Petroleum Corp.                  28,058,743        32,250,000    0.3
                                       61,200      Pennzoil Co.                                 3,775,844         2,486,250    0.0
                                      235,828      Plains Resources, Inc.                       1,381,815         1,827,667    0.0
                                    1,094,247      Santa Fe Energy Resources, Inc.             10,119,883        10,532,127    0.1
                                      211,514      Transamerica Refining Corp. (Warrants)
                                                   (a)                                            531,220           423,028    0.0
                                    1,331,600      TransTexas Gas Corp.                        16,213,690        15,646,300    0.2
                                      600,000      USX-Marathon Group                          10,542,976        11,250,000    0.1
                                      138,800      Unocal Corp.                                 3,272,336         4,146,650    0.0
                                                                                           --------------    --------------  ------
                                                                                               89,568,000        95,808,498    0.7

            Financial Services        697,800      Student Loan Marketing Association          30,038,995        51,375,525    0.5

            Food & Tobacco            200,000      Philip Morris Companies, Inc.                9,967,872        18,600,000    0.2
                                      212,462      RJR Nabisco, Inc.                            5,842,716         6,905,015    0.1
                                                                                           --------------    --------------  ------
                                                                                               15,810,588        25,505,015    0.3

            Healthcare Services       360,000      Advocat, Inc.                                3,422,500         4,410,000    0.1
                                      600,000      Baxter International, Inc.                  12,857,880        27,300,000    0.3
                                      400,000      Beverly Enterprises, Inc.                    4,291,401         4,800,000    0.1
                                      546,500      US Surgical Corp.                           11,871,438        12,911,063    0.1
                                                                                           --------------    --------------  ------
                                                                                               32,443,219        49,421,063    0.6

            Industrial                200,000      American Standard, Inc.                      6,011,000         5,825,000    0.1
                                      915,000      BW/IP Holdings, Inc.                        15,816,387        12,810,000    0.1
                                      179,802      Cooper Industries, Inc.                      6,534,892         6,765,050    0.1
                                                                                           --------------    --------------  ------
                                                                                               28,362,279        25,400,050    0.3

            Insurance                 913,400      Ace, Ltd.                                   20,951,269        40,303,775    0.4
                                      200,000      Aetna Life & Casualty Co.                   10,524,804        14,900,000    0.2
                                      150,000      Alexander & Alexander Services, Inc.         2,461,336         2,906,250    0.0
                                      510,000      American General Corp.                      13,187,448        19,252,500    0.2
                                      571,000      Horace Mann Educators, Inc.                 13,654,588        18,914,375    0.2
                                      640,200      Lincoln National Corp.                      23,466,317        33,850,575    0.4
                                      680,000      PartnerRe Holdings, Ltd.                    13,404,414        18,785,000    0.2
                                                                                           --------------    --------------  ------
                                                                                               97,650,176       148,912,475    1.6

            Metals                    140,000      Aluminum Co. of America                      4,698,667         7,770,000    0.1
                                      200,000      Nucor Corporation                            8,824,828        11,625,000    0.1
                                      132,800      Reynolds Metals Co.                          5,801,771         7,104,800    0.1
                                                                                           --------------    --------------  ------
                                                                                               19,325,266        26,499,800    0.3

            Multi-Industry            180,000      Loews Corp.                                  7,934,294        14,872,500    0.1

            Natural Resources         210,519      Freeport-McMoRan Copper & Gold Inc.
                                                   (Class B)                                    3,665,657         6,236,625    0.1
            Oil Services              150,000      Arethusa (Offshore) Ltd.                     1,610,522         4,875,000    0.1
                                      149,800      Atwood Oceanics, Inc.                        1,238,663         3,969,700    0.0
                                    3,614,375      Noble Drilling Corp.                        25,124,880        35,240,156    0.4
                                                                                           --------------    --------------  ------
                                                                                               27,974,065        44,084,856    0.5



SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                                       Shares                                                                            Percent of
COUNTRY     Industries                   Held           Common Stocks                            Cost             Value  Net Assets
United      Pharmaceuticals/          300,000      Alteon, Inc.                            $    2,700,000    $    4,087,500    0.0%
States      Biotechnology             600,000      Bristol-Myers Squibb Co.                    33,254,124        53,100,000    0.6
(concluded)                           450,000      Merck & Co., Inc.                           15,115,266        31,612,500    0.3
                                                                                           --------------    --------------  ------
                                                                                               51,069,390        88,800,000    0.9

            Pollution Control         646,900      WMX Technologies, Inc.                      16,148,443        19,326,138    0.2

            Publishing                175,000      Gannett Co., Inc.                            8,375,486        11,112,500    0.1
                                      301,500      New York Times Co. (Class A)                 7,158,778         8,743,500    0.1
                                                                                           --------------    --------------  ------
                                                                                               15,534,264        19,856,000    0.2

            Real Estate               300,000      Carr Realty Corp.                            5,880,781         7,275,000    0.1
            Investment Trusts         500,000      First Union Real Estate Investments          3,764,840         3,750,000    0.0
                                      661,300      Mid-America Realty Investments               6,616,640         5,373,063    0.1
                                      100,000      Mid-Atlantic Realty Trust Co.                  917,500           975,000    0.0
                                      830,000      Prime Residential, Inc.                     13,262,250        16,288,750    0.2
                                      400,000      Taubman Centers, Inc.                        3,807,537         3,800,000    0.0
                                                                                           --------------    --------------  ------
                                                                                               34,249,548        37,461,813    0.4

            Restaurants               300,000      Buffets, Inc.                                3,157,818         4,050,000    0.0

            Retail Stores             608,500      Baker (J.), Inc.                            10,187,765         2,700,219    0.0
                                      443,200      Burlington Coat Factory Warehouse            4,846,377         4,321,200    0.0
                                      516,900      Buttrey Food & Drug Stores Co.               4,084,486         3,553,688    0.0
                                      105,000      Dayton-Hudson Corp.                          6,995,242         7,848,750    0.1
                                    1,110,000      Filene's Basement Corp.                     10,092,619         2,775,000    0.0
                                    1,373,500      Payless Cashways, Inc.                      17,027,625         6,009,063    0.1
                                      700,000      The Vons Companies, Inc.                    11,464,388        20,737,500    0.2
                                                                                           --------------    --------------  ------
                                                                                               64,698,502        47,945,420    0.4

            Savings Banks             257,500      Bankers Corp.                                1,552,137         4,377,500    0.1
                                      170,000      Brooklyn Bancorp, Inc.                       4,551,252         6,970,000    0.1
                                    1,550,768      Dime Bancorp, Inc.                          10,588,158        18,027,678    0.2
                                      206,220      Downey Savings & Loan Association            2,896,670         4,511,063    0.1
                                    1,500,000      Glendale Federal Savings Bank               13,099,375        25,125,000    0.3
                                      770,194      Glendale Federal Savings Bank
                                                   (Warrants) (a)                                      --         5,487,632    0.1
                                                                                           --------------    --------------  ------
                                                                                               32,687,592        64,498,873    0.9

            Specialty                 400,000      Sotheby's Holdings, Inc. (Class A)           4,879,559         5,950,000    0.1
            Retailing               1,030,000      Toys 'R' Us, Inc.                           25,002,909        22,788,750    0.2
                                                                                           --------------    --------------  ------
                                                                                               29,882,468        28,738,750    0.3

            Telecommunications         27,750      American Telecasting Inc. (Warrants)
                                                   (a)                                                 --           839,438    0.0
                                    3,000,000      Geotek Communications Inc. (Warrants)
                                                   (a)                                         14,200,634         9,000,000    0.1
                                                                                           --------------    --------------  ------
                                                                                               14,200,634         9,839,438    0.1

            Textiles                2,825,200      Burlington Industries, Inc.                 37,451,653        36,021,300    0.3

            Utilities--
            Electric & Gas          1,250,000      Allegheny Power System, Inc.                27,315,551        37,812,500    0.4
                                      125,000      CMS Energy Corp.                             2,290,025         3,890,625    0.0
                                    2,101,000      Centerior Energy Corp.                      28,664,979        18,646,375    0.2
                                      100,000      Consolidated Edison Company, Inc.            2,923,495         3,375,000    0.0
                                    1,780,000      Entergy Corp.                               47,516,856        52,732,500    0.6
                                      475,000      FPL Group, Inc.                             14,363,265        22,028,125    0.2
                                      300,000      General Public Utilities Corp.               8,663,891        10,200,000    0.1
                                       47,571      Great Bay Power Corp.                        2,549,753           356,783    0.0
                                    1,500,000      Niagara Mohawk Power Corp.                  23,789,306        13,687,500    0.2
                                      844,600      Texas Utilities Co.                         26,942,999        34,523,025    0.4
                                    1,148,800      Unicom Corporation                          27,549,620        38,628,400    0.4
                                                                                           --------------    --------------  ------
                                                                                              212,569,740       235,880,833    2.5

            Utilities--Gas            115,650      Atmos Energy Corp.                           1,445,257         2,457,563    0.0

                                                   Total Common Stocks in the
                                                   United States                            1,286,023,202     1,638,559,068   17.1

                                                   Total Investments in Common Stocks       2,498,672,765     3,005,648,601   31.5


                                                          Equity Closed-End Funds

Austria     Financial Services        320,000      Austria Fund (USD)                           2,642,432         2,920,000    0.0

                                                   Total Equity Closed-End Funds in
                                                   Austria                                      2,642,432         2,920,000    0.0


Ireland     Financial Services        150,000      Irish Investment Fund, Inc. (USD)            1,086,041         1,931,250    0.0

                                                   Total Equity Closed-End Funds in
                                                   Ireland                                      1,086,041         1,931,250    0.0


Italy       Financial Services        150,000      Italy Fund (USD)                             1,198,520         1,237,500    0.0

                                                   Total Equity Closed-End Funds in
                                                   Italy                                        1,198,520         1,237,500    0.0


Portugal    Financial Services         39,500      Capital Portugal Fund                        2,052,116         3,567,181    0.0
                                       25,600      Jakarta Growth Fund (USD)                      158,080           265,600    0.0
                                       40,000      Portugal Fund (USD)                            360,368           495,000    0.0

                                                   Total Equity Closed-End Funds in
                                                   Portugal                                     2,570,564         4,327,781    0.0


Spain       Financial Services        300,100      Growth Fund of Spain, Inc. (USD)             2,630,827         3,338,613    0.0

                                                   Total Equity Closed-End Funds in Spain       2,630,827         3,338,613    0.0


United      Financial Services        166,666      European Warrant Fund                        1,363,723         1,666,660    0.0
States
                                                   Total Equity Closed-End Funds in the
                                                   United States                                1,363,723         1,666,660    0.0


                                                   Total Investments in Equity Closed-
                                                   End Funds                                   11,492,107        15,421,804    0.0


                                                          Preferred Stocks

Germany     Multi-Industry             45,000      R.W.E. AG                                    8,725,424        13,381,157    0.1

                                                   Total Preferred Stocks in Germany            8,725,424        13,381,157    0.1


New         Finance                 5,585,700      Brierly Investments, Ltd. (9%
Zealand                                            Convertible)                                 3,515,477         4,394,968    0.0

                                                   Total Common Stocks in New Zealand           3,515,477         4,394,968    0.0


Norway      Financial Services        175,000      A/S Eksportfinans (8.70%) (USD)              4,377,500         4,812,500    0.1

                                                   Total Preferred Stocks in Norway             4,377,500         4,812,500    0.1


Spain       Banking                   225,000      Santander Overseas Bank (8%, Series D)
                                                   (USD)                                        5,463,250         5,737,500    0.1

                                                   Total Preferred Stocks in Spain              5,463,250         5,737,500    0.1


United      Retail Stores             545,000      Signet Group (Convertible) (ADR)++ (USD)     2,194,907         5,313,750    0.1
Kingdom
                                                   Total Preferred Stocks in the
                                                   United Kingdom                               2,194,907         5,313,750    0.1



SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                                       Shares                                                                            Percent of
COUNTRY     Industries                   Held           Preferred Stocks                         Cost            Value   Net Assets
United      Banking                    55,000      California Federal Bank (10.625%)       $    5,500,000    $    6,050,000    0.1%
States                                 75,000      First Nationwide Bank (11.50%)               7,500,000         8,681,250    0.1
                                      100,000      Fourth Financial Corp. (Convertible,
                                                   Class A)                                     2,500,000         3,650,000    0.0
                                      130,300      HSBC Americas Inc. (Series A)                5,219,925         5,896,075    0.1
                                      100,000      Onbancorp, Inc. (6.75% Convertible,
                                                   Series B)                                    2,668,750         2,737,500    0.0
                                                                                           --------------    --------------  ------
                                                                                               23,388,675        27,014,825    0.3

            Energy & Petroleum        150,000      Grant Tensor Corp. (9.75% Convertible)       1,853,375         2,043,750    0.0
                                       64,219      Santa Fe Energy Resources, Inc. (7%)           954,075         1,220,161    0.0
                                      460,000      Santa Fe Energy Resources, Inc.
                                                   (Convertible, Class A)                       4,082,500         4,600,000    0.1
                                                                                           --------------    --------------  ------
                                                                                                6,889,950         7,863,911    0.1

            Health Care             1,080,000      US Surgical Corp. (Convertible)             24,354,000        28,080,000    0.3

            Natural Resources          85,000      Alumax Inc. (Convertible, Series A)          7,240,312        11,241,250    0.1
                                      150,000      Cyprus Amax Minerals Co. (Convertible,
                                                   Series A)                                    9,188,313         9,037,500    0.1
                                      348,700      Freeport-McMoRan Copper & Gold, Inc.
                                                   (Convertible)                                7,918,834         9,589,250    0.1
                                      219,000      Freeport-McMoRan Inc. (Convertible--
                                                   Gold)                                        7,703,330         8,458,875    0.1
                                                                                           --------------    --------------  ------
                                                                                               32,050,789        38,326,875    0.4

            Oil Service               447,200      Noble Drilling Corp. (Convertible)          10,745,382        11,906,700    0.1

            Paper & Forest            200,000      Boise Cascade Corp. (Convertible,
            Products                               Series G)                                    4,225,000         6,475,000    0.1
                                      288,200      James River Corp. of Virginia
                                                   (9% Convertible, Series P)                   4,971,450         7,241,025    0.1
                                                                                           --------------    --------------  ------
                                                                                                9,196,450        13,716,025    0.2

            Real Estate               728,000      Catellus Development Corp. (7.25%
                                                   Convertible Exchangeable, Series B)         33,521,250        32,760,000    0.3

            Real Estate               350,000      National Health Investors, Inc. (8.50%
            Investment Trusts                      Convertible)                                 8,750,000        10,456,250    0.1
                                      672,500      Prime Retail, Inc. (8.50% Convertible,
                                                   Series B)                                   11,955,313        11,096,250    0.1
                                      835,500      Prime Retail, Inc. (10.50%)                 19,316,161        16,501,125    0.2
                                                                                           --------------    --------------  ------
                                                                                               40,021,474        38,053,625    0.4

            Savings Banks             619,900      Glendale Federal Savings Bank (8.75%
                                                   Convertible, Series E)                      15,070,337        27,275,600    0.3

                                                   Total Preferred Stocks in the
                                                   United States                              195,238,307       224,997,561    2.4


                                                   Total Investments in Preferred Stocks      219,514,865       258,637,436    2.8


Argentina   Banking          USD   22,000,000      Banco de Galicia y Buenos Aires S.A.
                                                   de C.V., 9% due 11/01/2003              $   21,506,460    $   19,882,500    0.2%
                                                   Banco Rio de la Plata:
                             USD   47,500,000        (Class 3), 8.50% due 7/15/1998            47,908,125        46,787,500    0.5
                             USD   56,000,000        8.75% due 12/15/2003                      47,165,825        50,680,000    0.5
                                                                                           --------------    --------------  ------
                                                                                              116,580,410       117,350,000    1.2

            Government                             Republic of Argentina:
            Obligations      USD  145,000,000        Discount Notes, 7.125% due 3/31/2023     105,826,202       100,050,000    1.1
                             USD  165,000,000        Floating Rate Bonds, Series L, 6.812%
                                                     due 3/31/2005                             86,090,000       127,668,750    1.3
                             USD   22,500,000        Global Bonds, 8.375% due 12/20/2003       16,943,750        20,109,375    0.2
                             USD  324,000,000        Par Bonds, 5% due 3/31/2023              163,552,674       193,995,000    2.0
                                                                                           --------------    --------------  ------
                                                                                              372,412,626       441,823,125    4.6

                                                   Total Fixed-Income Securities in
                                                   Argentina                                  488,993,036       559,173,125    5.8


Australia   Building &       USD   26,410,000      Lend Lease Finance International, 4.75%
            Construction                           due 6/01/2003                               28,765,793        34,274,898    0.4

            Food Processing  USD   14,000,000      Burns, Philp & Company Ltd., Convertible
                                                   Bonds, 5.50% due 4/30/2004                  11,976,950        12,180,000    0.1

            Newspaper/       CHF    3,020,000      News International PLC, 5.375% due
            Publishing                             4/30/1996                                    1,115,703         2,501,694    0.0

                                                   Total Fixed-Income Securities in
                                                   Australia                                   41,858,446        48,956,592    0.5


Brazil      Government       USD   35,000,000      Brazil Exit Bonds, 6% due 9/15/2013         19,609,778        22,487,500    0.2
            Obligations                            Republic of Brazil:
                             USD   36,270,000        7.812% due 1/01/2001 (d)                  28,349,888        32,008,275    0.3
                             USD    5,000,000        Discount Notes, 7.25% due 4/15/2024        3,100,000         3,306,250    0.0
                             USD  200,000,000        Par Z-L Step Up, 4.25% due 4/15/2024      77,516,377       113,000,000    1.2
                                                                                           --------------    --------------  ------
                                                                                              128,576,043       170,802,025    1.7

            Media/           USD   15,000,000      Abril S.A., 12% due 10/25/2003              15,030,000        15,262,500    0.2
            Publishing

                                                   Total Fixed-Income Securities in Brazil    143,606,043       186,064,525    1.9


Canada      Cable/ Tele-     CAD    7,545,000      Rogers Cablesystem, Inc., 9.65% due
            communications                         1/15/2014                                    4,397,424         4,908,253    0.1

            Hotel/Leisure    USD   23,500,000      Four Seasons Hotel, Inc., 9.125% due
                                                   7/01/2000                                   23,401,875        23,500,000    0.2

            Oil & Related                          Mark Resources Inc., Convertible Bonds:
                             CAD    7,250,000        7% due 4/15/2002                           5,052,564         5,269,661    0.1
                             CAD    1,250,000        8% due 11/30/2004                            943,556           910,834    0.0
                             CAD   13,508,000      Talisman Energy Inc. (Ex-Warrants),
                                                   8.50% due 12/01/2000                        10,282,140         9,916,470    0.1
                                                                                           --------------    --------------  ------
                                                                                               16,278,260        16,096,965    0.2

            Paper & Forest   CAD    2,000,000      Macmillan Bloedel Limited, Convertible
            Products                               Bonds, 5% due 5/01/2007                      1,024,416         1,162,960    0.0

            Real Estate      USD   16,501,370      First Place Tower, Inc., 8.50% due
                                                   12/15/2005                                  26,164,813        23,988,036    0.3
                             USD   27,469,400      First Place Tower Mortgage, Inc., 9.22%
                                                   due 12/15/2005                              21,522,162        20,784,740    0.2
                                                                                           --------------    --------------  ------
                                                                                               47,686,975        44,772,776    0.5

            Resources        CAD   35,000,000      Sherritt, Inc., 11% due 3/31/2004           25,298,446        27,220,526    0.3
                             USD   32,500,000      Sifto Canada, Inc., 8.50% due 7/15/2000     32,375,188        32,175,000    0.3
                                                                                           --------------    --------------  ------
                                                                                               57,673,634        59,395,526    0.6

                                                   Total Fixed-Income Securities in Canada    150,462,584       149,836,480    1.6


France      Automobiles      FRF        5,500      Peugeot, Convertible Bonds, 2% due
                                                   1/01/2001                                      992,341         1,113,221    0.0

            Banking          FRF       58,000      Societe Generale, Convertible Bonds
                                                   (New), 3.50% due 1/01/2000                   7,499,838         8,628,587    0.1

            Government       ECU    2,000,000      Credit Local de France, 8.683% due
            Obligations                            10/16/2001 (b)                               1,736,145         1,715,242    0.0

                                                   Government of France:
                             FRF  816,500,000        8.50% due 10/25/2019                     157,464,169       186,471,939    2.0
                             ECU  153,500,000        8.25% due 4/25/2022                      176,793,028       203,022,640    2.1
                                                                                           --------------    --------------  ------
                                                                                              335,993,342       391,209,821    4.1

            Industrial       FRF       30,000      Alcatel Alsthom, Convertible Bonds,
                                                   2.50% due 1/01/2004                          3,926,887         4,726,148    0.0

            Insurance        FRF       35,500      Finaxa, Convertible Bonds, 3% due
                                                   1/01/2001                                    9,060,172        10,798,849    0.1

            Multi-Industry   FRF        8,713      Compagnie Generale des Eaux, Convertible
                                                   Bonds, 6% due 1/01/1998                      4,859,722         5,473,127    0.1

                                                   Total Fixed-Income Securities in France    362,332,302       421,949,753    4.4



SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                          Currency       Face                                                                            Percent of
COUNTRY     Industries  Denomination   Amount           Fixed-Income Securities                 Cost             Value   Net Assets
Germany     Banking          DEM    2,310,000      Commerzbank AG, Floating Rate
                                                   Convertible Bonds, 2% due 6/15/2001 (b) $    1,556,456    $    2,367,280    0.0%

            Building         USD   41,100,000      Tarkett AG, 9% due 3/01/2002                39,413,750        43,668,750    0.4
            Materials

            Government       DEM  182,500,000      Bundes Obligations, 7.375% due 1/03/2005   138,375,470       135,026,208    1.4
            Obligations      DEM  307,000,000      Bundesrepublic Deutscheland, 7.75% due
                                                   10/01/2004                                 224,638,336       228,419,058    2.4
                                                                                           --------------    --------------  ------
                                                                                              363,013,806       363,445,266    3.8

            Government       DEM   64,000,000      Baden-Wuerttemberg, 6.20% due 11/22/2013    37,148,769        43,480,949    0.5
            Obligations--    DEM   55,000,000      Freie Hansestadt Hamburg, 6.08% due
            Regional                               11/29/2018                                  31,730,765        36,996,842    0.4
                             DEM  168,000,000      Land Hessen, 6% due 11/29/2013              96,916,825       113,403,669    1.2
                             DEM  110,000,000      Mecklenberg-Vorpommern, 6.15% due
                                                   6/16/2023                                   61,012,437        71,886,970    0.8
                             DEM  134,950,000      Nordrhein-Westfalen, 6.125% due
                                                   12/21/2018                                  77,420,913        90,867,482    1.0
                                                   Rheinland-Pfalz:
                             DEM   33,000,000        5.75% due 2/24/2014                       18,324,663        21,754,586    0.2
                             DEM   64,000,000        6.08% due 11/29/2018                      36,935,547        43,029,366    0.5
                             DEM   47,000,000      Sachsen-Anhalt, 6% due 1/10/2014            26,915,615        31,220,684    0.3
                                                                                           --------------    --------------  ------
                                                                                              386,405,534       452,640,548    4.9

            Industrial       USD    1,000,000      Siemens Corp. (with Warrants), 8% due
                                                   6/24/2002 (a)                                1,318,750         1,455,000    0.0

            Utilities--      USD    5,875,000      Veba International Finance (Warrants),
            Electric                               6% due 4/06/2000 (a)                         7,083,300        11,794,063    0.1

                                                   Total Fixed-Income Securities in
                                                   Germany                                    798,791,596       875,370,907    9.2


Hong Kong   Industrial       USD   11,300,000      Johnson Electric Holdings Ltd.,
                                                   Convertible Bonds, 4.50% due
                                                   11/05/2000                                  10,093,904        10,424,250    0.1

            Retail           USD   11,500,000      Dairy Farm International Holdings Ltd.
                                                   (Preferred), 6.50% due 5/10/2049             9,118,375         9,947,500    0.1

                                                   Total Fixed-Income Securities in
                                                   Hong Kong                                   19,212,279        20,371,750    0.2


Indonesia   Banking                                Rapp International Finance:
                             USD    3,250,000        11.50% due 12/15/2000                      3,220,165         3,258,125    0.0
                             USD   24,750,000        13.25% due 12/15/2005                     24,090,165        24,811,875    0.3
                                                                                           --------------    --------------  ------
                                                                                               27,310,330        28,070,000    0.3

            Paper & Forest   USD   19,500,000      APP Applied Polymer Products Inc.,
            Products                               11.75% due 10/01/2005                       19,500,000        19,256,250    0.2
                             USD    2,000,000      PT Indorayon, Convertible Bonds, 5.50%
                                                   due 10/01/2002                               2,363,125         2,260,000    0.0
                                                                                           --------------    --------------  ------
                                                                                               21,863,125        21,516,250    0.2

                                                   Total Fixed-Income Securities in
                                                   Indonesia                                   49,173,455        49,596,250    0.5


Italy       Telecommuni-                           Softe SALUX:
            cations        ITL 11,500,000,000        Convertible Bonds, 4.25% due 7/30/1998     7,894,814         9,171,287    0.1
                           ITL 16,760,000,000        (Ex-Warrants), 8.75% due 3/24/1997        10,756,360        10,366,663    0.1
                                                                                           --------------    --------------  ------
                                                                                               18,651,174        19,537,950    0.2

                                                   Total Fixed-Income Securities in Italy      18,651,174        19,537,950    0.2


Japan       Automobiles &    JPY  300,000,000      Toyota Motor Corp., Convertible Bonds,
            Equipment                              1.20% due 1/28/1998                          1,859,381         3,373,562    0.0

            Beverages        JPY  224,000,000      Sanyo Coca-Cola Bottling Co., Ltd.,
                                                   Convertible Bonds, 0.90% due 6/30/2003       2,123,094         2,108,186    0.0
                             JPY   21,000,000      Shikoku Coca-Cola Bottling Co., Ltd.,
                                                   Convertible Bonds, 2.40% due
                                                   3/29/2002 (b)                                  215,304           216,110    0.0
                                                                                           --------------    --------------  ------
                                                                                                2,338,398         2,324,296    0.0

            Electronics      JPY  988,000,000      Matsushita Electric Works, Ltd.,
                                                   Convertible Bonds, 2.70% due 5/31/2002       9,691,544        11,553,934    0.1

            Insurance        JPY   13,000,000      Mitsui Marine & Fire Insurance Co.,
                                                   Ltd., Convertible Bonds, 0.70% due
                                                   3/31/2003                                      118,211           126,485    0.0
                             JPY   17,000,000      Nichido Fire & Marine Insurance Co.,
                                                   Ltd., Convertible Bonds, 1% due
                                                   3/31/2003                                      162,061           164,608    0.0
                                                                                           --------------    --------------  ------
                                                                                                  280,272           291,093    0.0

                                                   Total Fixed-Income Securities in Japan      14,169,595        17,542,885    0.1


Korea       Energy           USD    6,250,000      Ssangyong Oil Corp., 3.75% due 12/31/2008    6,681,062         6,812,500    0.1

                                                   Total Fixed-Income Securities in Korea       6,681,062         6,812,500    0.1


Mexico      Government       USD  150,500,000      Banco Nacional (BNCE), 7.25% due
            Obligations                            2/02/2004                                  120,842,200       126,796,250    1.3
                             USD   32,500,000      Petroleos Mexicanos, 8.625% due
                                                   12/01/2023                                  15,772,500        26,568,750    0.3
                                                   United Mexican States:
                             USD   18,583,000        8.50% due 9/15/2002                       15,096,445        17,235,732    0.2
                             USD   85,000,000        Floating Notes, Series A, 6.765% due
                                                     12/31/2019                                72,689,218        63,962,500    0.7
                             USD  130,764,000      United Mexican States, Series B
                                                   (Rights) (j)                                       --                 --    0.0
                                                                                           --------------    --------------  ------
                                                                                              224,400,363       234,563,232    2.5

                                                   Total Fixed-Income Securities in Mexico    224,400,363       234,563,232    2.5


New         Utilities--Gas   NZD    2,000,000      Natural Gas Corp. Holdings, Convertible
Zealand                                            Bonds, 10.50% due 10/14/1997                 1,186,318         2,649,650    0.0

                                                   Total Fixed-Income Securities in
                                                   New Zealand                                  1,186,318         2,649,650    0.0


Portugal    Banking          ECU   19,300,000      Banco Commercial Portuguese, Convertible
                                                   Bonds, 8.75% due 5/21/2002                  26,468,747        25,702,736    0.3

                                                   Total Fixed-Income Securities in Portugal   26,468,747        25,702,736    0.3


South       Metals           USD    5,000,000      Samancor Ltd., 7% due 6/30/2004              4,793,750         5,100,000    0.1
Africa

                                                   Total Fixed-Income Securities in
                                                   South Africa                                 4,793,750         5,100,000    0.1


Spain       Government     ESP 30,275,000,000      Government of Spain, 10% due 2/28/2005     218,935,863       247,496,073    2.6
            Obligations

                                                   Total Fixed-Income Securities in Spain     218,935,863       247,496,073    2.6


Sweden      Industrial       ECU    7,000,000      SKF--AB Lyons, Convertible Bonds, 8.01%
                                                   due 7/26/2002 (b)                            5,587,153         5,179,020    0.1

            Multi-Industry   ECU    1,000,000      Investor International Placements,
                                                   Convertible Bonds, 7.25% due 6/21/2001       1,001,412         1,408,817    0.0

                                                   Total Fixed-Income Securities in Sweden      6,588,565         6,587,837    0.1


Switzerland Chemicals        USD   24,945,000      Ciba-Geigy Corp., Convertible Bonds, 6.25%
                                                   due 3/15/2016                               25,632,050        25,818,075    0.3

            Industrial       CHF    1,401,000      Ciba-Geigy AG, Convertible Bonds, 2% due
                                                   8/09/1998                                    1,178,587         1,886,986    0.0

                                                   Total Fixed-Income Securities in
                                                   Switzerland                                 26,810,637        27,705,061    0.3


SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                          Currency       Face                                                                            Percent of
COUNTRY     Industries  Denomination   Amount           Fixed-Income Securities                 Cost            Value    Net Assets
United      Building         GBP    3,250,000      Redland Capital PLC, Convertible Bonds,
Kingdom     Materials                              7.25% due 1/28/2002                     $    5,382,804    $    4,662,125    0.1%
(concluded)
            Cable/           USD   15,000,000      Bell Cablemedia PLC, 11.875% due
            Tele-                                  9/15/2005 (b)                                8,802,244         9,900,000    0.1
            communications   USD   48,000,000      International Cable Inc., 11.28% due
                                                   2/01/2001 (b)                               27,546,274        27,960,000    0.3
                                                                                           --------------    --------------  ------
                                                                                               36,348,518        37,860,000    0.4

            Financial        GBP   11,600,000      TransAtlantic Holdings PLC, Convertible
            Services                               Bonds, 5.50% due 4/30/2009                  14,179,895        13,531,110    0.1

            Food & Beverage  GBP    1,750,000      Allied Domecq PLC, 6.75% due 7/07/2008       2,589,607         2,622,681    0.0

            Foods            GBP    7,750,000      Tate & Lyle International, Convertible
                                                   Bonds, 5.75% due 3/21/2001                  10,092,554        10,151,919    0.1

            Government       GBP   32,000,000      United Kingdom Treasury Note, 6.75% due
            Obligations                            11/26/2004                                  47,409,516        46,206,000    0.5

            Industrial       USD    2,000,000      HIH Capital Ltd., Convertible Bonds, 7.50%
                                                   due 9/25/2006                                1,665,000         1,460,000    0.0
                             USD    1,890,000      HIH Capital Ltd., Convertible Bonds
                                                   (Bearer), 7.50% due 9/25/2006                1,005,400         1,379,700    0.0
                                                                                           --------------    --------------  ------
                                                                                                2,670,400         2,839,700    0.0

            Multi-Industry   GBP    4,875,000      English China Clays PLC, Convertible
                                                   Bonds, 6.50% due 9/30/2003                   8,364,034         6,919,575    0.1
                             GBP    6,375,000      Hanson PLC, 9.50% due 1/31/2006             11,769,997         9,722,512    0.1
                                                                                           --------------    --------------  ------
                                                                                               20,134,031        16,642,087    0.2

            Real Estate      GBP      500,000      Land Securities PLC, Convertible Bonds,
                                                   6.75% due 12/31/2002                           679,603           753,112    0.0

            Retail           GBP    8,350,000      Sainsbury (J.) PLC, Convertible Bonds,
                                                   8.50% due 11/19/2005                        16,072,715        15,224,764    0.2

            Utilities        GBP    2,000,000      National Power PLC, Convertible Bonds,
                                                   6.25% due 9/23/2008                          3,262,275         3,148,350    0.0

                                                   Total Fixed-Income Securities in the
                                                   United Kingdom                             158,821,918       153,641,848    1.6


United      Airlines                               USAir Inc.:
States                       USD    4,276,076        9.33% due 1/01/2006                        4,169,601         3,912,609    0.0
                             USD   19,300,000        10.375% due 3/01/2013                     17,593,625        19,010,500    0.2
                             USD    7,500,000      USAir Pass Thru, 9.625% due 9/01/2003 (d)    7,495,625         7,303,125    0.1
                                                                                           --------------    --------------  ------
                                                                                               29,258,851        30,226,234    0.3

            Banking          USD   14,250,000      Berkely Federal Bank, 12% due 6/15/2005     14,250,000        14,748,750    0.2
                             USD    3,000,000      Roosevelt Financial Group, Inc., 9.50%
                                                   due 8/01/2002                                3,000,000         3,001,500    0.0
                                                                                           --------------    --------------  ------
                                                                                               17,250,000        17,750,250    0.2

            Building         USD   15,000,000      DalTile International, Inc., 11.955% due
            Materials                              7/15/1998 (b)                               10,905,472        11,925,000    0.1

            Chemicals        USD   10,000,000      Laroche Industries Inc., 13% due
                                                   8/15/2004                                   10,325,000        10,800,000    0.1

            Computers        USD   15,225,000      Dell Computer Corp., 11% due 8/15/2000      15,322,187        16,975,875    0.2
            Energy           USD   12,374,000      Transamerican Refining Corp., 18.29% due
                                                   2/15/2002(b)                                 8,178,677         7,548,140    0.1
                             USD   30,000,000      TransTexas Gas Corp., 11.50% due
                                                   6/15/2002                                   30,000,000        30,675,000    0.3
                                                                                           --------------    --------------  ------
                                                                                               38,178,677        38,223,140    0.4

            Financial        CHF    4,010,000      Chrysler Financial Corp., 5.75% due
            Services                               6/18/1996                                    1,914,011         3,346,637    0.0
                             USD   20,000,000      First City Financial Corp., Ltd., 9% due
                                                   9/30/1997                                   19,877,500        19,975,000    0.3
                             USD    2,008,000      US Trails, Senior Secured Notes, 12% due
                                                   7/15/1998                                    1,642,685         1,345,360    0.0
                                                                                           --------------    --------------  ------
                                                                                               23,434,196        24,666,997    0.3

            Health Care      USD    7,200,000      Cetus (Chiron) Corp., Convertible Bonds,
                                                   5.25% due 5/21/2002                          5,220,250         7,452,000    0.1
                             USD    8,500,000      Mediq/PRN, Senior Notes, 11.125% due
                                                   7/01/1999                                    8,845,000         8,797,500    0.1
                             USD   39,000,000      Omega Healthcare Investors, Inc.,
                                                   Convertible Bonds, 8.50% due 2/01/2001      39,000,000        39,780,000    0.4
                                                                                           --------------    --------------  ------
                                                                                               53,065,250        56,029,500    0.6

            Homebuilding &   USD   31,950,000      Baldwin Co., 10.375% due 8/01/2003          30,215,562        14,697,000    0.1
            Construction     USD   37,500,000      Beazer Homes USA, Inc., 9% due 3/01/2004    35,597,000        36,750,000    0.4
                             USD   18,500,000      K. Hovnanian Enterprises, 9.75% due
                                                   6/01/2005                                   17,970,000        16,141,250    0.2
                             USD   30,000,000      MDC Holdings Inc., 11.125% due
                                                   12/15/2003                                  28,916,500        29,212,500    0.3
                             USD    2,350,000      MDC Holdings, Inc., Convertible Bonds,
                                                   8.75% due 12/15/2005                         2,021,000         2,397,000    0.0
                             USD   28,250,000      Presley Companies, Senior Notes, 12.50%
                                                   due 7/01/2001                               28,190,312        24,295,000    0.3
                                                                                           --------------    --------------  ------
                                                                                              142,910,374       123,492,750    1.3

            Hospital         USD    1,000,000      Novacare, Inc., Convertible Bonds, 5.50%
            Management                             due 1/15/2000                                  857,500           850,000    0.0
            Industrial       USD   22,000,000      AM General Corp., 12.875% due 5/01/2002     21,834,060        22,770,000    0.2
                             USD   10,000,000      Acetex Corporation, 9.75% due 10/01/2003     9,956,300        10,350,000    0.1
                             USD   20,000,000      Crown Packaging Ltd., 10.75% due
                                                   11/01/2000                                  20,000,000        19,000,000    0.2
                             USD   10,000,000      Easco Corp., 10% due 3/15/2001              10,005,000        10,200,000    0.1
                             USD   27,000,000      Envirotest Systems Corp., 9.125% due
                                                   3/15/2001                                   24,683,460        23,490,000    0.2
                             USD   27,250,000      Genmar Holdings, Inc., 13.50% due
                                                   7/15/2001                                   27,127,100        25,206,250    0.3
                             USD    8,590,000      Hanson America, Convertible Bonds, 2.39%
                                                   due 3/01/2001                                6,704,735         7,129,700    0.1
                             USD   77,000,000      International Semi-Tech Microelectronics,
                                                   Inc., 11.40% due 8/15/2003 (b)              46,408,908        44,660,000    0.5
                             USD    9,000,000      Merisel, Inc., 12.50% due 12/31/2004         9,000,000         6,390,000    0.1
                             USD   30,500,000      Plastic Specialties & Technology, Inc.,
                                                   11.25% due 12/01/2003                       30,540,000        28,212,500    0.3
                             USD    7,500,000      Portola Packaging Inc., 10.75% due
                                                   10/01/2005                                   7,526,250         7,837,500    0.1
                                                                                           --------------    --------------  ------
                                                                                              213,785,813       205,245,950    2.2

            Infrastructure   USD   10,000,000      CE Casecnan, 11.45% due 11/15/2005          10,000,000        10,212,500    0.1
            Insurance        USD   22,500,000      Mutual Life Insurance Co., N.Y., 11.25%
                                                   due 8/15/2024 (b)                           15,271,384        19,603,125    0.2

            Leisure--        USD    4,000,000      Prime Hospitality Corp., 9.25% due
            Restaurant &                           1/15/2006                                    3,986,960         4,000,000    0.0
            Lodging

            Merchandising    USD   12,000,000      Price Club Co., Convertible Bonds,
                                                   5.50% due 2/28/2012                         11,213,250        11,490,000    0.1

            Oil & Related    USD    5,000,000      KCS Energy Inc., 11% due 1/15/2003           5,000,000         5,112,500    0.0
                                                   PDV America, Inc.:
                             USD   35,000,000        7.25% due 8/01/1998                       34,856,150        34,518,750    0.4
                             USD   10,000,000        7.75% due 8/01/2000                       10,062,500         9,812,500    0.1
                             USD    6,000,000      USX Marathon Oil Co., 7% due 6/15/2017       5,650,000         5,745,000    0.1
                                                                                           --------------    --------------  ------
                                                                                               55,568,650        55,188,750    0.6

            Packaging &                            Anchor Glass Container Corp.:
            Containers       USD    3,590,400        12.44% due 7/15/1999 (b)                   3,339,072         3,374,976    0.0
                             USD   15,000,000        10.25% due 6/30/2002                      14,194,556        12,750,000    0.1
                                                                                           --------------    --------------  ------
                                                                                               17,533,628        16,124,976    0.1


SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
                          Currency       Face                                                                            Percent of
COUNTRY     Industries  Denomination   Amount           Fixed-Income Securities                 Cost             Value   Net Assets
United      Real Estate      USD   23,743,904      RTC Commercial Mortgage, Class E,
States                                             8.25% due 12/25/2020 (d)                $   23,380,326    $   23,150,307    0.2%
(concluded)
            Real Estate      USD   24,500,000      Alexander Haagen Properties Inc.,
            Investment Trusts                      Exchangeable Debentures, 7.25% due
                                                   12/27/2003                                  24,348,750        23,948,750    0.3
                             USD    7,000,000      Centerpoint Properties Corp.,
                                                   Convertible Bonds, 8.22% due
                                                   1/15/2004                                    7,000,000         8,820,000    0.1
                             USD   30,000,000      First Union Real Estate, 8.875% due
                                                   10/01/2003                                  29,756,100        28,500,000    0.3
                             USD   25,000,000      First Washington Realty, 8.25% due
                                                   6/26/1999                                   25,000,000        25,000,000    0.3
                                                   LTC Properties, Inc.:
                             USD   10,000,000        8.25% due 1/01/1999                       10,000,000        10,600,000    0.1
                             USD   10,000,000        8.50% due 1/01/2001                       10,000,000        10,400,000    0.1
                             USD   12,500,000      Liberty Property Trust, Convertible
                                                   Bonds, 8% due 7/01/2001                     12,500,000        13,125,000    0.1
                             USD   27,000,000      Malan Realty Investors, Inc.,
                                                   Convertible Bonds, 8.50% due
                                                   7/01/2003                                   27,000,000        28,350,000    0.3
                                                   Meditrust, Convertible Bonds:
                             USD    5,000,000        7% due 3/01/1998                           5,035,000         5,625,000    0.1
                             USD   14,000,000        7.50% due 3/01/2001                       14,000,000        14,280,000    0.2
                             USD    5,000,000        Series A, 8.549% due 2/01/2000             5,000,000         5,300,000    0.0
                             USD    5,000,000      Mid-Atlantic Realty Trust, Convertible
                                                   Bonds, 7.625% due 9/15/2003                  4,875,000         4,375,000    0.0
                             USD   22,000,000      National Health Corp., 7.75% due
                                                   1/01/2001                                   22,000,000        22,660,000    0.2
                             USD   24,500,000      Nationwide Health Properties Inc.,
                                                   Convertible Bonds, 6.25% due 1/01/1999      24,300,000        24,745,000    0.3
                             USD    5,500,000      Sizeler Property Investors, Inc.,
                                                   Convertible Bonds, 8% due 7/15/2003          5,505,000         4,647,500    0.0
                                                                                           --------------    --------------  ------
                                                                                              226,319,850       230,376,250    2.4

            Resources        USD   32,500,000      Freeport-McMoRan Resources, 8.75% due
                                                   2/15/2004                                   31,378,750        33,556,250    0.4

            Savings Bank     USD   21,400,000      First Federal Financial Corporation,
                                                   11.75% due 10/01/2004                       21,401,250        21,400,000    0.2

            Steel            USD   23,625,000      NS Group, Inc., 13.50% due 7/15/2003 (g)    22,565,762        21,380,625    0.2

            Supermarkets     USD   34,000,000      Eagle Food Centers Inc., 8.625% due
                                                   4/15/2000                                   29,550,837        24,140,000    0.3
                             USD    4,000,000      Pueblo Xtra International Inc., 9.50%
                                                   due 8/01/2003                                3,666,250         3,720,000    0.0
                             USD   10,000,000      TLC Beatrice International Holdings
                                                   Inc., 11.50% due 10/01/2005                 10,000,000         9,925,000    0.1
                                                                                           --------------    --------------  ------
                                                                                               43,217,087        37,785,000    0.4

            Telecommuni-     USD   25,250,000      Busse Broadcasting, 11.625% due
            cations                                10/15/2000                                  24,237,737        24,429,375    0.2
                             USD    7,000,000      CAI Wireless Systems Inc., 12.25% due
                                                   9/15/2002                                    7,000,000         7,647,500    0.1
                             USD   19,500,000      Call Net Enterprise, Inc., 13.07% due
                                                   12/01/2004 (b)                              11,924,555        14,235,000    0.2
                             USD   68,500,000      CellNet Data Systems, Inc., 9.1479% due
                                                   6/15/2000 (b) (h)                           39,517,317        42,298,750    0.4
                             USD   20,000,000      Diamond Cable Communications Co.,
                                                   11.75% due 12/15/2005 (b)                   11,525,331        12,150,000    0.1
                             USD  106,500,000      Geotek Communications Inc., 15.82% due
                                                   7/15/2005 (b)                               41,462,944        56,977,500    0.6
                                                   Nextel Communications, Inc. (b):
                             USD    3,000,000        11.21% due 9/01/2003                       2,277,321         1,860,000    0.0
                             USD   33,500,000        9.96% due 8/15/2004                       23,551,275        18,006,250    0.2
                             USD    5,000,000      Rogers Communications Inc., 7.50% due
                                                   9/01/1999                                    3,394,000         3,543,393    0.0
                                                   United International Holdings, Inc. (b):
                             USD   11,000,000        13.94% due 11/15/1999 (i)                  6,588,162         7,012,500    0.1
                             USD   39,250,000        14% due 11/15/1999                        23,507,497        25,512,500    0.3
                                                                                           --------------    --------------  ------
                                                                                              194,986,139       213,672,768    2.2

            Textiles &       USD   12,500,000      Consoltex Group, Inc., 11% due
            Apparel                                10/01/2003                                  12,530,000        11,500,000    0.1
                             USD   23,500,000      Salant Corp., Secured, 10.50% due
                                                   12/31/1998                                  23,030,000        19,563,750    0.2
                             USD   18,250,000      Texfi Industries, Inc., 8.75% due
                                                   8/01/1999                                   17,930,300        15,010,625    0.2
                                                                                           --------------    --------------  ------
                                                                                               53,490,300        46,074,375    0.5

            Transportation   USD    8,625,000      Eletson Holdings Inc., 9.25% due
                                                   11/15/2003                                   8,658,437         8,689,687    0.1
                             USD   22,000,000      OMI Corp., 10.25% due 11/01/2003            21,910,000        20,460,000    0.2
                                                                                           --------------    --------------  ------
                                                                                               30,568,437        29,149,687    0.3

            Transportation-- USD    9,500,000      Teekay Shipping Corporation, 8.32% due
            Shipping                               2/01/2008                                    9,500,000         9,571,250    0.1

            Trucking         USD   24,000,000      Ameritruck Distribution, 12.25% due
                                                   11/15/2005                                  23,681,025        24,000,000    0.3

            Utilities--                            CTC Mansfield Funding Corp.:
            Electric         USD    5,500,000        10.25% due 3/30/2003                       5,620,000         5,582,500    0.1
                             USD    5,000,000        11.125% due 9/30/2016                      5,350,000         5,225,000    0.1
                             USD   30,000,000      California Energy Co., Inc., 10.25% due
                                                   1/15/2004 (b)                               27,199,525        28,725,000    0.3
                             USD    8,000,000      Calpine Corp., Inc., 9.25% due 2/01/2004     7,277,500         7,320,000    0.1
                                                   Cleveland Electric Illuminating Company
                                                   Inc., First Mortgage:
                             USD    5,000,000        9.30% due 7/26/1999                        5,437,500         5,131,250    0.0
                             USD   12,500,000        9.25% due 7/29/1999                       13,562,500        12,812,500    0.1
                             USD    3,000,000        9.05% due 8/15/2001                        3,093,750         3,082,500    0.0
                             USD    7,500,000        7.625% due 8/01/2002                       7,462,500         7,162,500    0.1
                             USD    5,000,000        7.375% due 6/01/2003                       4,700,000         4,675,000    0.1
                                                   El Paso Funding:
                             USD    4,050,000        9.20% due 7/02/1997                        3,286,000         2,814,750    0.0
                             USD   25,000,000        10.375% due 1/02/2011                     21,170,000        17,375,000    0.2
                             USD   62,040,000        10.75% due 4/01/2013                      52,996,150        43,117,800    0.5
                             USD   22,818,000      Public Service Company of New Mexico,
                                                   EIP Funding, 10.25% due 10/01/2012          22,818,000        23,844,810    0.3
                             USD    7,500,000      Public Service Company of New Mexico,
                                                   First PV Funding, 10.30% due 1/15/2014       7,137,750         7,706,250    0.1
                                                   Toledo Edison Co.:
                             USD    2,000,000        9.30% due 4/01/1998                        2,130,000         2,035,000    0.0
                             USD   13,375,000        7.25% due 8/01/1999                       13,375,000        12,940,312    0.1
                             USD    3,000,000        9.50% due 4/01/2001                        3,221,250         3,123,750    0.0
                             USD    1,500,000        7.85% due 3/31/2003                        1,296,450         1,432,500    0.0
                             USD    2,000,000        7.91% due 4/01/2003                        1,992,500         1,920,000    0.0
                                                                                           --------------    --------------  ------
                                                                                              209,126,375       196,026,422    2.1

                                                   Total Fixed-Income Securities in the
                                                   United States                            1,558,482,493     1,538,947,981   16.1

                                                   Total Investments in Fixed-Income
                                                   Securities                               4,320,420,226     4,597,597,135   48.1




SCHEDULE OF INVESTMENTS (concluded)                                                                                 (in US dollars)
                          Currency       Face                                                                            Percent of
COUNTRY     Industries  Denomination   Amount           Short-Term Securities                   Cost            Value    Net Assets
Canada      Foreign                                Canadian Treasury Bills:
            Government       CAD   85,800,000        5.25% due 2/08/1996                   $   62,356,781    $   62,293,868    0.7%
            Obligations*     CAD    1,500,000        6.06% due 11/14/1996                       1,058,652         1,045,137    0.0

                                                   Total Short-Term Investments in Canada      63,415,433        63,339,005    0.7


Mexico      Foreign                                Mexican Cetes (Certificados de la
            Government                             Tesoreria de la Federacion) (b):
            Obligations*     MXN   18,653,450        60.149% due 2/01/1996                      2,815,056         2,514,994    0.0
                             MXN   82,186,000        26.249% due 2/15/1996                     13,203,148        10,924,860    0.1
                             MXN  212,150,560        24.749% due 2/22/1996                     33,615,904        27,986,123    0.3

                                                   Total Short-Term Investments in Mexico      49,634,108        41,425,977    0.4


United      Commercial                             Ciesco L.P.:
States      Paper*           USD   50,000,000        5.43% due 2/21/1996                       49,849,167        49,849,167    0.5
                             USD   50,000,000        5.45% due 2/29/1996                       49,788,056        49,788,056    0.5
                                                   Corporate Asset Funding Co., Inc.:
                             USD   40,000,000        5.42% due 2/09/1996                       39,951,822        39,951,822    0.4
                             USD   40,700,000        5.47% due 2/21/1996                       40,576,317        40,576,317    0.4
                             USD   50,000,000      Daimler-Benz AG, 5.35% due 3/08/1996        49,732,500        49,732,500    0.5
                             USD   70,000,000      Deutsche Bank Financial, Inc., 5.43%
                                                   due 2/01/1996                               70,000,000        70,000,000    0.7
                                                   du Pont (E.I.) de Nemours & Co:
                             USD   50,000,000        5.45% due 2/07/1996                       49,954,583        49,954,583    0.5
                             USD   50,000,000        5.34% due 3/04/1996                       49,762,667        49,762,667    0.5
                             USD   50,000,000        5.31% due 3/20/1996                       49,646,000        49,646,000    0.5
                             USD  140,170,000      General Electric Capital Corp., 5.90% due
                                                   2/01/1996                                  140,170,000       140,170,000    1.5
                             USD   54,800,000      International Business Machines Corp.,
                                                   5.45% due 2/08/1996                         54,741,927        54,741,927    0.6
                                                   Matterhorn Capital Corp.:
                             USD   50,000,000        5.47% due 2/14/1996                       49,901,236        49,901,236    0.5
                             USD   36,056,000        5.45% due 2/16/1996                       35,974,123        35,974,123    0.4
                                                   Morgan Stanley Group, Inc.:
                             USD   50,000,000        5.45% due 2/16/1996                       49,886,458        49,886,458    0.5
                             USD   50,000,000        5.42% due 2/27/1996                       49,804,278        49,804,278    0.5
                             USD   50,000,000        5.40% due 2/29/1996                       49,790,000        49,790,000    0.5
                             USD   50,000,000      PHH Corp., 5.47% due 2/08/1996              49,946,819        49,946,819    0.5
                             USD   50,000,000      Preferred Receivable Funding Corp., 5.48%
                                                   due 2/15/1996                               49,893,444        49,893,444    0.5
                             USD   22,687,000      Sheffield Receivables Corp., 5.36% due
                                                   3/22/1996                                   22,518,108        22,518,108    0.3
                             USD   25,000,000      Shell Oil Co., 5.35% due 3/04/1996          24,881,111        24,881,111    0.3
                             USD   30,000,000      Siemens Corporation, 5.38% due 3/07/1996    29,843,083        29,843,083    0.3
                                                   Transamerica Finance Corp.:
                             USD   23,000,000        5.47% due 2/20/1996                       22,933,600        22,933,600    0.3
                             USD   22,750,000        5.35% due 3/14/1996                       22,608,002        22,608,002    0.3
                                                   UBS Finance Delaware Inc.:
                             USD  100,000,000        5.95% due 2/01/1996                      100,000,000       100,000,000    1.1
                             USD   50,000,000        5.50% due 2/05/1996                       49,969,444        49,969,444    0.5

                                                   Total Investments in Commercial Paper    1,252,122,745     1,252,122,745   13.1

            US Government    USD   50,000,000      Federal Home Loan Mortgage Corp., 5.36%
            Agency                                 due 2/20/1996                               49,858,556        49,858,556    0.5
            Obligations*     USD   50,000,000      Federal National Mortgage Association,
                                                   5.38% due 2/16/1996                         49,887,917        49,887,917    0.5

                                                   Total Investments in US Government
                                                   Agency Obligations                          99,746,473        99,746,473    1.0


                                                   Total Investments in Short-Term
                                                   Securities                               1,464,918,759     1,456,634,200   15.2


            Total Investments                                                              $8,515,018,722     9,333,939,176   97.6
                                                                                           ==============
            Unrealized Appreciation on Forward Foreign Exchange Contracts**                                      43,910,050    0.5

            Variation Margin on Futures Contracts***                                                             (2,609,063)  (0.0)

            Other Assets Less Liabilities                                                                       187,306,735    1.9
                                                                                                             --------------  ------
            Net Assets                                                                                       $9,562,546,898  100.0%
                                                                                                             ==============  ======


Net Asset   Class A--Based on net assets of $1,619,717,436 and 113,861,740
Value:      shares outstanding                                                                               $        14.23
                                                                                                             ==============
            Class B--Based on net assets of $7,412,860,643 and 527,249,686
            shares outstanding                                                                               $        14.06
                                                                                                             ==============
            Class C--Based on net assets of $174,504,862 and 12,499,428
            shares outstanding                                                                               $        13.96
                                                                                                             ==============
            Class D--Based on net assets of $355,463,957 and 24,999,911
            shares outstanding                                                                               $        14.22
                                                                                                             ==============








         (a)Warrants entitle the Fund to purchase a predetermined number of shares of stock/face amount of bonds at a predetermined price until the expiration date.
         (b)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
         (c)Security held as collateral in connection with open financial futures contracts.
         (d)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be less than the original maturity.
         (e)The rights may be exercised until 2/22/1996.
         (f)Each $1,000 face amount contains one warrant of American Telecasting Inc.
         (g)Each $1,000 face amount contains one warrant of NS Group, Inc.
         (h)Each $1,000 face amount contains four warrants of CellNet Data
            Systems, Inc.
         (i)Each $1,000 face amount contains one warrant of United International
            Holdings, Inc.
         (j)The rights may be exercised until 6/30/2003.
          ++American Depositary Receipts (ADR).
           *Commercial Paper and certain US and Foreign Government Agency
            Obligations are traded on a discount basis. The interest rates shown are the rates in effect on January 31, 1996.
          **Forward Foreign Exchange Contracts as of January 31, 1996 were as follows:

                                                                        Unrealized
            Foreign                     Expiration                     Appreciation
            Currency Sold                  Date                       (Depreciation)
            CHF     15,000,000         February 1996                   $    403,541
            CHF     15,000,000            March 1996                         26,706
            DEM    517,000,000         February 1996                     11,371,120
            DEM    367,000,000            March 1996                      6,712,612
            DEM    230,000,000            April 1996                      1,009,994
            DKR     35,000,000            March 1996                             --
            ECU     21,000,000         February 1996                        961,044
            ECU    115,000,000            March 1996                      4,346,740
            ESP  8,500,000,000         February 1996                        780,477
            ESP 13,000,000,000            March 1996                      3,273,893
            ESP  3,000,000,000            April 1996                         79,646
            FRF  1,018,000,000         February 1996                      5,910,555
            FRF    190,000,000            March 1996                        649,271
            GBP     30,000,000         February 1996                        938,250
            GBP     35,000,000            March 1996                        154,340
            GBP     56,000,000            April 1996                        796,584
            JPY 33,500,000,000         February 1996                      4,850,547
            JPY  1,000,000,000            March 1996                         (8,337)
            NLG    104,000,000            March 1996                      1,400,401
            NLG     39,000,000            April 1996                         70,782
            NOK     45,000,000         February 1996                        181,884

            Total (USD Commitment--$2,023,057,125) Unrealized
            Appreciation--Net on Forward Foreign Exchange Contracts    $ 43,910,050
                                                                       ============

         ***Financial Futures Contracts purchased as of January 31, 1996 were as follows:

            Number of                                    Expiration
            Contracts             Issue                     Date             Value

              330      Standard & Poor's 500 Index         March 1995   $(105,261,750)
              850           US Treasury Notes              March 1995     (98,238,281)

            Total Financial Futures Contracts Purchased
            (Total Contract Price--$200,255,475)                        $(203,500,031)
                                                                        =============



EQUITY PORTFOLIO CHANGES

For the Quarter Ended January 31, 1996

Additions

 American Telecasting Inc. (Warrants)
 Avesta Sheffield AB
 BancOne Corp.
*British Gas (Ordinary)
 Canadian National Railway Company
 Christiania Bank Og Kreditkasse
 Deutsche Bank AG
 Deutsche Bank AG (Warrants)
 Fiat S.p.A.
 First Chicago NBD Corporation
 Ford Motor Company
 General Electric Co. PLC (Ordinary)
 Geotek Communications Inc. (Warrants)
 HSBC Americas Inc., Non-Convertible,
   Series A
 Hoechst AG
 Mapfre S.A. (Rights)
 MontEdison S.p.A.
 Nokia Corp. (ADR)
 Nokia OY
*Rohr Industries, Inc.
 Tele Danmark A/S



Deletions

 ADT Limited
 AMEC PLC (6.50% Convertible)
 Akzo N.V.
 Applied Immune Sciences, Inc.
 Authentic Fitness Corp.
 BASF AG
 Beazer Home USA, Inc. (Exchangeable,
   Series A)
*British Gas (Ordinary)
 British Petroleum Company PLC (The)
 CBL & Associates Properties, Inc.
 CS Holdings AG
 China Light & Power Co., Ltd.
 Cox Communication, Inc.
 Ford Motor Co. (8.40% Convertible, Series A)
 International Business Machines Corp.
 Kansallis-Osake-Pankki
 Koninklijke KNP (Warrants)
 Marine Midland Banks, Inc.
   (Adjustable Rate, Series A)
 NBD Bancorp, Inc.
 Premier Bancorp.
 Roche Holdings AG
*Rohr Industries, Inc.
 Siemens AG
 Sumitomo Electric Industries
 Times Mirror Co. (Class A)
 Times Mirror Company (Convertible, Series B)
 Unilever

[FN]
*Added and deleted in the same quarter.



PORTFOLIO INFORMATION

Worldwide
Investments
As of 1/31/96

Percent Breakdown of
Stocks & Fixed-Income           Percent of
Securities by Country           Net Assets

United States*                       50.0%
Germany                              10.0
Argentina                             5.8
France                                5.4
Japan                                 4.4
Spain                                 3.9
Mexico                                3.0
Canada                                2.6
United Kingdom                        2.5
Brazil                                1.9
Netherlands                           1.7
Sweden                                1.2
Italy                                 1.1
Australia                             0.9
Finland                               0.8
Switzerland                           0.6
Indonesia                             0.5
Norway                                0.3
Hong Kong                             0.3
Portugal                              0.3
South Africa                          0.1
New Zealand                           0.1
Korea                                 0.1
Denmark                               0.1
Ireland                               0.0
Austria                               0.0
                                     -----
Total                                97.6%
                                     =====

[FN]
*Includes investments in short-term securities.



Ten Largest Industries                        Percent of
(Equity Investments)                          Net Assets

Banking                                            7.2%
Insurance                                          3.8
Utilities--Electric & Gas                          2.5
Energy & Petroleum                                 1.2
Telecommunications                                 0.9
Pharmaceuticals/Biotechnology                      0.9
Paper & Forest Products                            0.9
Savings Banks                                      0.8
Retail Stores                                      0.8
Real Estate & Investment Trusts                    0.8



Ten Largest Holdings                          Percent of
(Equity Investments)                          Net Assets

Republic New York Corp.                            0.7%
Bristol-Myers Squibb Co.                           0.6
Entergy Corp.                                      0.6
KeyCorp                                            0.6
Student Loan Marketing Association                 0.6
Chemical Banking Corp.                             0.5
Internationale Nederlanden
  Groep N.V.                                       0.5
First Commerce Corp.                               0.4
Ace, Ltd.                                          0.4
Comerica, Inc.                                     0.4